OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	US dollars
	December 31,
(in thousands)	2022	2021
Prepaid expenses	30,187	20,858
Government institutions	5,831	6,687
Deferred contract costs	8,962	7,521
Advances to suppliers	2,154	1,116
Employees	375	309
Others	647	488
	48,156	36,979